NATIONWIDE®

VARIABLE

ACCOUNT-5

Annual Report

to

Contract Owners

December 31, 2007

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:
American Century VP – Balanced Fund – Class I (ACVPBal) 6,041 shares (cost $41,555)	$44,280
American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp) 43,075 shares (cost $364,614)	688,341
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 7,920 shares (cost $207,895)	296,190
Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI) 54,061 shares (cost $1,252,064)	1,292,601
Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd) 4,331 shares (cost $51,626)	50,373
Nationwide VIT – Money Market Fund – Class I (NVITMyMkt) 173,247 shares (cost $173,247)	173,247
Nationwide VIT – Nationwide Fund – Class I (NVITNWFund) 32,911 shares (cost $338,573)	447,255
Neuberger Berman AMT – Balanced Portfolio – I Class Shares (NBTBal) 28,237 shares (cost $273,659)	369,346

Total investments	3,361,633
Accounts receivable	1,704

Total assets	3,363,337
Accounts payable	—
Contract owners’ equity (note 4)	$3,363,337

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

	Total	ACVPBal	ACVPCapAp	DryStkIx	FidVIPEI	NVITGvtBd	NVITMyMkt	NVITNWFund
Investment activity:
Reinvested dividends	$54,808	1,452	—	7,016	24,604	2,712	8,467	5,505
Mortality and expense risk charges (note 2)	(50,228)	(887)	(7,706)	(5,854)	(19,583)	(813)	(2,378)	(7,154)

Net investment income (loss)	4,580	565	(7,706)	1,162	5,021	1,899	6,089	(1,649)

Proceeds from mutual fund shares sold	1,014,865	29,270	113,863	200,562	307,438	24,631	19,851	187,959
Cost of mutual fund shares sold	(825,491)	(24,902)	(77,761)	(160,707)	(252,349)	(26,563)	(19,851)	(159,925)

Realized gain (loss) on investments	189,374	4,368	36,102	39,855	55,089	(1,932)	—	28,034
Change in unrealized gain (loss) on investments	22,739	(6,080)	189,614	(23,174)	(158,458)	3,084	—	(13,959)

Net gain (loss) on investments	212,113	(1,712)	225,716	16,681	(103,369)	1,152	—	14,075

Reinvested capital gains	138,393	3,536	—	—	108,476	—	—	26,381

Net increase (decrease) in contract owners’ equity resulting from operations	$355,086	2,389	218,010	17,843	10,128	3,051	6,089	38,807

	NBTBal
Investment activity:
Reinvested dividends	$5,052
Mortality and expense risk charges (note 2)	(5,853)

Net investment income (loss)	(801)

Proceeds from mutual fund shares sold	131,291
Cost of mutual fund shares sold	(103,433)

Realized gain (loss) on investments	27,858
Change in unrealized gain (loss) on investments	31,712

Net gain (loss) on investments	59,570

Reinvested capital gains	—

Net increase (decrease) in contract owners’ equity resulting from operations	$58,769

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		ACVPBal		ACVPCapAp		DryStkIx
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$4,580	30,604	565	434	(7,706)	(6,230)	1,162	1,623
Realized gain (loss) on investments	189,374	23,864	4,368	579	36,102	3,166	39,855	1,349
Change in unrealized gain (loss) on investments	22,739	265,717	(6,080)	(19)	189,614	72,099	(23,174)	58,214
Reinvested capital gains	138,393	185,273	3,536	4,418	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	355,086	505,458	2,389	5,412	218,010	69,035	17,843	61,186

Equity transactions:
Purchase payments received from contract owners (note 3)	16,550	25,306	927	890	3,527	3,855	735	3,628
Transfers between funds	—	—	—	—	72,380	2,581	—	(9,331)
Redemptions (note 3)	(883,680)	(409,913)	(28,327)	(4,670)	(104,989)	(21,499)	(193,468)	(49,180)
Annuity benefits	(6,198)	(5,524)	—	—	(1,438)	(1,151)	(939)	(858)
Annual contract maintenance charges (note 2)	(4,367)	(5,148)	(107)	(119)	(380)	(388)	(467)	(584)
Contingent deferred sales charges (note 2)	(465)	(466)	—	(30)	(246)	(27)	(190)	(134)
Adjustments to maintain reserves	1,978	2,201	14	(9)	325	280	(16)	(6)

Net equity transactions	(876,182)	(393,544)	(27,493)	(3,938)	(30,821)	(16,349)	(194,345)	(56,465)

Net change in contract owners’ equity	(521,096)	111,914	(25,104)	1,474	187,189	52,686	(176,502)	4,721
Contract owners’ equity beginning of period	3,884,433	3,772,519	69,383	67,909	501,414	448,728	472,666	467,945

Contract owners’ equity end of period	$3,363,337	3,884,433	44,279	69,383	688,603	501,414	296,164	472,666

CHANGES IN UNITS:
Beginning units	117,097	129,942	5,610	5,941	20,445	21,135	14,650	16,521

Units purchased	3,183	2,422	72	76	2,753	283	22	120
Units redeemed	(26,911)	(15,267)	(2,225)	(407)	(3,655)	(973)	(5,856)	(1,991)

Ending units	93,369	117,097	3,457	5,610	19,543	20,445	8,816	14,650

(Continued)

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPEI		NVITGvtBd		NVITMyMkt		NVITNWFund
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$5,021	30,274	1,899	2,126	6,089	5,943	(1,649)	(1,256)
Realized gain (loss) on investments	55,089	12,492	(1,932)	(578)	—	—	28,034	3,265
Change in unrealized gain (loss) on investments	(158,458)	35,856	3,084	(662)	—	—	(13,959)	63,952
Reinvested capital gains	108,476	180,247	—	608	—	—	26,381	—

Net increase (decrease) in contract owners’ equity resulting from operations	10,128	258,869	3,051	1,494	6,089	5,943	38,807	65,961

Equity transactions:
Purchase payments received from contract owners (note 3)	7,658	8,549	—	569	—	—	368	944
Transfers between funds	(72,380)	1,318	—	—	—	(3,986)	—	7,742
Redemptions (note 3)	(214,288)	(201,947)	(23,133)	(13,884)	(16,815)	(40,055)	(180,248)	(39,690)
Annuity benefits	(1,530)	(1,374)	(594)	(593)	—	—	—	—
Annual contract maintenance charges (note 2)	(1,511)	(1,790)	(93)	(135)	(652)	(861)	(824)	(900)
Contingent deferred sales charges (note 2)	(9)	(68)	—	(27)	(6)	(121)	(7)	(32)
Adjustments to maintain reserves	452	451	634	650	(17)	5	(136)	89

Net equity transactions	(281,608)	(194,861)	(23,186)	(13,420)	(17,490)	(45,018)	(180,847)	(31,847)

Net change in contract owners’ equity	(271,480)	64,008	(20,135)	(11,926)	(11,401)	(39,075)	(142,040)	34,114
Contract owners’ equity beginning of period	1,564,443	1,500,435	71,039	82,965	184,617	223,692	589,384	555,270

Contract owners’ equity end of period	$1,292,963	1,564,443	50,904	71,039	173,216	184,617	447,344	589,384

CHANGES IN UNITS:
Beginning units	45,438	51,687	1,532	1,825	7,358	9,199	5,437	5,745

Units purchased	214	635	—	12	—	748	3	88
Units redeemed	(8,168)	(6,884)	(494)	(305)	(683)	(2,589)	(1,573)	(396)

Ending units	37,484	45,438	1,038	1,532	6,675	7,358	3,867	5,437

(Continued)

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTBal
	2007	2006
Investment activity:
Net investment income (loss)	$(801)	(2,310)
Realized gain (loss) on investments	27,858	3,591
Change in unrealized gain (loss) on investments	31,712	36,277
Reinvested capital gains	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	58,769	37,558

Equity transactions:
Purchase payments received from contract owners (note 3)	3,335	6,871
Transfers between funds	—	1,676
Redemptions (note 3)	(122,412)	(38,988)
Annuity benefits	(1,697)	(1,548)
Annual contract maintenance charges (note 2)	(333)	(371)
Contingent deferred sales charges (note 2)	(7)	(27)
Adjustments to maintain reserves	722	741

Net equity transactions	(120,392)	(31,646)

Net change in contract owners’ equity	(61,623)	5,912
Contract owners’ equity beginning of period	431,487	425,575

Contract owners’ equity end of period	$369,864	431,487

CHANGES IN UNITS:
Beginning units	16,627	17,889

Units purchased	119	460
Units redeemed	(4,257)	(1,722)

Ending units	12,489	16,627

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide Variable Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on November 1, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. Contract owners in either the accumulation or payout phase may invest in any of the following:

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – Balanced Fund – Class I (ACVPBal)

American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp)

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Portfolio of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)

Portfolio of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT – Balanced Portfolio – I Class Shares (NBTBal)

At December 31, 2007, contract owners were invested in all of the above funds. The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments surrendered. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality and expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and 0.05%, respectively.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2007 and 2006, total transfers to the Account from the fixed account were $2,046 and $3,607, respectively, and total transfers from the Account to the fixed account were $0 and $7, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of December 31 for the year indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2007.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century VP – Balanced Fund – Class I
2007	1.30%	3,457	$12.808596	$44,279	2.55%	3.56%
2006	1.30%	5,610	12.367801	69,383	1.92%	8.20%
2005	1.30%	5,941	11.430683	67,909	1.92%	3.57%
2004	1.30%	6,941	11.036175	76,602	1.95%	8.35%
2003	1.30%	10,745	10.185550	109,444	1.37%	17.91%

American Century VP – Capital Appreciation Fund – Class I
2007	1.30%	19,543	35.001098	684,026	0.00%	43.90%
2006	1.30%	20,445	24.323239	497,288	0.00%	15.70%
2005	1.30%	21,135	21.022816	444,317	0.00%	20.48%
2004	1.30%	29,337	17.448933	511,900	0.00%	6.19%
2003	1.30%	32,790	16.432489	538,821	0.00%	18.91%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	1.30%	8,816	33.236639	293,014	1.83%	3.88%
2006	1.30%	14,650	31.995347	468,732	1.65%	14.00%
2005	1.30%	16,521	28.065915	463,677	1.58%	3.33%
2004	1.30%	22,247	27.160283	604,235	1.68%	9.20%
2003	1.30%	27,564	24.871495	685,558	1.27%	26.70%

Fidelity® VIP – Equity-Income Portfolio – Initial Class
2007	1.30%	37,484	34.399609	1,289,435	1.72%	0.20%
2006	1.30%	45,438	34.329754	1,559,875	3.26%	18.64%
2005	1.30%	51,687	28.937089	1,495,671	1.63%	4.49%
2004	1.30%	58,078	27.692797	1,608,342	1.56%	10.08%
2003	1.30%	64,742	25.156955	1,628,712	1.74%	28.64%

Nationwide VIT – Government Bond Fund – Class I
Tax qualified
2007	1.30%	906	49.038674	44,429	4.45%	5.76%
2006	1.30%	1,400	46.368773	64,916	4.08%	2.00%
2005	1.30%	1,693	45.458911	76,962	3.83%	1.92%
2004	1.30%	2,903	44.600457	129,475	5.45%	1.92%
2003	1.30%	3,666	43.760351	160,425	3.65%	0.67%
Non-tax qualified
2007	1.30%	132	49.056784	6,475	4.45%	5.76%
2006	1.30%	132	46.385889	6,123	4.08%	2.00%
2005	1.30%	132	45.475702	6,003	3.83%	1.92%
2004	1.30%	169	44.616924	7,540	5.45%	1.92%
2003	1.30%	173	43.776516	7,573	3.65%	0.67%

Nationwide VIT – Money Market Fund – Class I
Tax qualified
2007	1.30%	6,650	25.941461	172,511	4.73%	3.42%
2006	1.30%	7,332	25.082875	183,908	4.13%	3.18%
2005	1.30%	9,173	24.310982	223,005	2.71%	1.34%
2004	1.30%	9,386	23.990230	225,172	0.74%	-0.50%
2003	1.30%	12,127	24.110582	292,389	0.58%	-0.68%
Non-tax qualified
2007	1.30%	25	28.185866	705	4.73%	3.42%
2006	1.30%	26	27.252995	709	4.13%	3.18%
2005	1.30%	26	26.414319	687	2.71%	1.34%
2004	1.30%	26	26.065818	678	0.74%	-0.50%
2003	1.30%	64	26.196581	1,677	0.58%	-0.68%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Nationwide Fund – Class I
Tax qualified
2007	1.30%	3,491	$116.006751	$404,980	1.06%	6.77%
2006	1.30%	5,000	108.653662	543,268	1.08%	12.15%
2005	1.30%	5,280	96.878249	511,517	0.89%	6.05%
2004	1.30%	6,913	91.352418	631,519	1.22%	8.32%
2003	1.30%	8,261	84.332018	696,667	0.55%	25.86%
Non-tax qualified
2007	1.30%	376	112.670062	42,364	1.06%	6.77%
2006	1.30%	437	105.528470	46,116	1.08%	12.15%
2005	1.30%	465	94.091731	43,753	0.89%	6.05%
2004	1.30%	515	88.724843	45,693	1.22%	8.32%
2003	1.30%	694	81.906372	56,843	0.55%	25.86%

Neuberger Berman AMT – Balanced Portfolio – I Class Shares
2007	1.30%	12,489	29.340225	366,430	1.26%	14.09%
2006	1.30%	16,627	25.716074	427,581	0.80%	9.23%
2005	1.30%	17,889	23.542486	421,151	0.93%	7.77%
2004	1.30%	19,288	21.845873	421,364	1.16%	7.89%
2003	1.30%	20,648	20.248421	418,089	1.71%	14.77%

2007 Reserves for annuity contracts in payout phase:				14,689

2007 Contract owners’ equity				$3,363,337

2006 Reserves for annuity contracts in payout phase:				16,534

2006 Contract owners’ equity				$3,884,433

2005 Reserves for annuity contracts in payout phase:				17,867

2005 Contract owners’ equity				$3,772,519

2004 Reserves for annuity contracts in payout phase:				19,721

2004 Contract owners’ equity				$4,282,241

2003 Reserves for annuity contracts in payout phase:				21,304

2003 Contract owners’ equity				$4,617,502

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or annual contract maintenance charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-5:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-5 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 18, 2008

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